Accounts Receivable - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounts receivable [line items]
Non - current account receivable	$ 1,177	$ 2,444
Receivables from miles partners	10,900	3,600
Receivables from employees	$ 1,000	$ 1,100
Bottom of range [member]
Disclosure of accounts receivable [line items]
Trade receivable term	30 days
Top of range [member]
Disclosure of accounts receivable [line items]
Trade receivable term	90 days